Investment Instruments - Detail of Financial Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,660,450	$ 3,970,899
Financial instruments at amortized cost	187,455	111,542
Total	3,847,905	4,082,441
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		14,856
Total		14,856
Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		30
Total		30
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	119,302	277,163
Total	119,302	277,163
Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	15,840
Total	15,840
Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	45,386	217,185
Total	45,386	217,185
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	366,487	394,691
Financial instruments at amortized cost	187,455	111,542
Total	553,942	506,233
Chilean corporate bonds [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	45,386	217,185
Other Financial Instruments [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	10,406	10,795
Total	10,406	10,795
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,918,659	1,170,841
Total	1,918,659	1,170,841
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	1,060,379	1,783,765
Total	1,060,379	1,783,765
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	123,991	101,573
Total	$ 123,991	$ 101,573